Cover	Aug. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A
Document Period End Date	Aug. 13, 2024
Entity File Number	000-54649
Entity Registrant Name	SAMSARA LUGGAGE, INC.
Entity Central Index Key	0001530163
Entity Tax Identification Number	26-0299456
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	135 East 57th Street
Entity Address, Address Line Two	Suite 18-130
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	00000
City Area Code	877
Local Phone Number	421-1574
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock par value $0.0001
Trading Symbol	SAML
Entity Emerging Growth Company	false